Inventories	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventories
5.	Inventories

●	Inventory consists of the following at March 31, 2021 and June 30, 2020,

	March 31, 2021	June 30, 2020
Finished goods – ice cream	$194,205	$195,817
Raw material – ingredients	83,416	26,309
Packaging	67,293	53,479
TOTAL	$344,914	$275,605

Inventories are stated at the lower of cost or net realizable value. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions and the products relative shelf life. Write-downs and write-offs are charged to loss on inventory write down.

6.	Inventories	●	Inventories consists of the following at June 30, 2020 and 2019.

	2020	2019
Finished Goods-bars	$-	$30,800
Finished Goods-ice cream	195,817	346,229
Raw materials - ingredients	26,309	25,477
Packaging	53,479	3,933
TOTAL	$275,605	$406,439

Inventories are stated at the lower of cost (FIFO) or net realizable value. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions and the products relative shelf life. Write-downs and write-offs are charged to loss on inventory write down.